Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares available for issuance
Number of shares available for issuance, beginning		3,563,000	7,435,000	12,495,000
Addition (in shares)		10,000,000	0	0
Granted (in shares)		(3,971,000)	(4,642,000)	(5,752,000)
Cancelled/expired/forfeited (in shares)		351,000	770,000	692,000
Number of shares available for issuance, ending		9,943,000	3,563,000	7,435,000	12,495,000
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)			$ 21.15
Cash received from the exercise of stock option		$ 1,000	$ 0	$ 1,313,000
2014 Plan
Number of shares available for issuance
Addition (in shares)	1,000,000.0
Employee and Non-Employee stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)		3,019,000	387,000	551,000
Granted (in shares)		2,187,000	2,750,000	0
Exercised (in shares)				(105,000)
Cancelled/expired/forfeited (in shares)		(98,000)	(118,000)	(59,000)
Outstanding at the end of the year (in shares)		5,108,000	3,019,000	387,000	551,000
Vested and expected to vest at the end of the year (in shares)		4,686,000	2,752,000
Exercisable at the end of the year (in shares)		1,226,000	172,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 22.51	$ 32.68	$ 28.85
Granted (in dollars per share)		3.87	21.15
Exercised (in dollars per share)				12.70
Cancelled/expired/forfeited (in dollars per share)		22.07	24.12	32.68
Outstanding at the end of the year (in dollars per share)		14.54	22.51	$ 32.68	$ 28.85
Vested and expected to vest at the end of the year (in dollars per share)		14.68	22.54
Exercisable at the end of the year (in dollars per share)		$ 23.44	$ 32.68
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year		5 years 8 months 12 days	6 years	5 years 7 months 6 days	5 years 9 months 18 days
Vested and expected to vest at the end of the year		5 years 8 months 12 days	6 years
Exercisable at the end of the year		4 years 10 months 24 days	4 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year		$ 15,390,000			$ 6,683,000
Vested and expected to vest at the end of the year		13,905,000
Total intrinsic value of options exercised		$ 0	$ 0	$ 4,000,000.0
Fair value per ordinary share (in dollars per share)		$ 10.95	$ 19.12
Cash received from the exercise of stock option		$ 0	$ 0	$ 1,300,000
Unrecognized compensation cost		$ 30,500,000	$ 20,500,000
Expected weighted-average recognition period for unrecognized compensation cost		3 years 1 month 6 days
Restricted share units
Aggregate Intrinsic Value
Restricted shares units granted (in shares)		1,800,000	1,800,000	5,800,000